UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.6%

                                                             SHARES      VALUE
                                                            -------   ----------
CONSUMER DISCRETIONARY -- 7.3%
   AFC Enterprises *                                            308   $    1,497
   Amerigon *                                                   320        1,536
   Blockbuster, Cl A *                                        5,325        8,094
   CBS, Cl B                                                    351        3,408
   Champion Enterprises *                                     2,000        3,740
   Foot Locker                                                  308        4,503
   Footstar                                                   5,458       16,101
   Group 1 Automotive                                           265        2,663
   H&R Block                                                    136        2,682
   Kenneth Cole Productions, Cl A                               217        2,882
   Learning Tree International *                                253        3,226
   McGraw-Hill                                                  454       12,185
   NutriSystem                                                1,611       22,796
   Papa John's International *                                  125        2,820
   priceline.com *                                              225       11,842
                                                                      ----------
                                                                          99,975
                                                                      ----------
CONSUMER STAPLES -- 3.6%
   Alliance One International *                               1,003        3,350
   CVS/Caremark                                               1,138       34,880
   NBTY *                                                       122        2,851
   Wal-Mart Stores                                              138        7,702
                                                                      ----------
                                                                          48,783
                                                                      ----------
ENERGY -- 7.3%
   Cal Dive International *                                     646        5,497
   Canadian Natural Resources                                    99        5,001
   CARBO Ceramics                                                72        3,115
   Clayton Williams Energy *                                    173        8,378
   ConocoPhillips                                                77        4,006
   Consol Energy                                                 53        1,664
   Core Laboratories                                             58        4,275
   Double Eagle Petroleum *                                      50          403
   Dril-Quip *                                                  160        3,952

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                             SHARES      VALUE
                                                            -------   ----------
ENERGY -- CONTINUED
   ENSCO International                                          313   $   11,897
   Massey Energy                                                680       15,701
   StealthGas                                                   210        1,449
   Tetra Technologies *                                       2,484       17,289
   Transocean                                                    50        4,117
   Walter Industries                                            340       13,175
                                                                      ----------
                                                                          99,919
                                                                      ----------
FINANCIALS -- 10.4%
   American Express                                             923       25,382
   Berkshire Hathaway, Cl B *                                    15       57,600
   BlackRock, Cl A                                               13        1,707
   CB Richard Ellis Group, Cl A *                               853        5,979
   Ezcorp, Cl A *                                               424        6,716
   First Bancorp                                              2,248       22,975
   Forest City Enterprises, Cl A                                 66          785
   Hudson City Bancorp                                          213        4,007
   Moody's                                                      138        3,533
   New York Community Bancorp                                   316        4,949
   Piper Jaffray *                                              160        6,312
   Raymond James Financial                                       97        2,259
                                                                      ----------
                                                                         142,204
                                                                      ----------
HEALTH CARE -- 14.5%
   Adolor *                                                   2,195        6,914
   Arthrocare *                                                 267        5,548
   Elan *                                                     2,053       15,664
   EPIX Pharmaceuticals *                                     3,976        1,431
   Harvard Bioscience *                                       1,350        4,185
   Johnson & Johnson                                             70        4,294
   Merit Medical Systems *                                      648       11,858
   Millipore *                                                  127        6,590
   Natus Medical *                                              239        3,657
   Palomar Medical Technologies *                             3,810       43,586
   PSS World Medical *                                        1,203       21,822

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                             SHARES      VALUE
                                                            -------   ----------
HEALTH CARE -- CONTINUED
   Santarus *                                                 4,245   $    7,132
   Schering-Plough                                              152        2,203
   Trinity Biotech *                                          8,778       19,575
   UnitedHealth Group                                           589       13,977
   Vanda Pharmaceuticals *                                    8,474        6,949
   VCA Antech *                                                 160        2,896
   WellPoint *                                                  165        6,414
   Wyeth                                                        411       13,226
                                                                      ----------
                                                                         197,921
                                                                      ----------
INDUSTRIALS -- 24.4%
   AerCap Holdings *                                          4,369       27,699
   Allied Defense Group *                                     1,390       10,077
   ATS Automation Tooling Systems *                           1,360        4,083
   Belden                                                       315        6,565
   Blount International *                                       780        6,778
   Britannia Bulk Holdings *                                  1,650          116
   Esterline Technologies *                                     786       28,335
   First Advantage, Cl A *                                      100        1,093
   Goodrich                                                     520       19,011
   GrafTech International *                                   1,916       15,539
   IDEX                                                          98        2,272
   Interface, Cl A                                            3,720       26,226
   Kansas City Southern *                                       348       10,743
   KHD Humboldt Wedag International *                           860       14,689
   LECG *                                                       449        2,155
   Macquarie Infrastructure                                   1,407       14,281
   Manitowoc                                                    560        5,510
   Mine Safety Appliances                                       150        4,050
   Quanex Building Products                                   3,475       31,831
   Rockwell Collins                                             940       34,996
   Spirit Aerosystems Holdings, Cl A *                        2,395       38,631
   Wabash National                                              420        2,537

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                             SHARES      VALUE
                                                            -------   ----------
INDUSTRIALS -- CONTINUED
   Watts Water Technologies, Cl A                               925   $   24,448
                                                                      ----------
                                                                         331,665
                                                                      ----------
INFORMATION TECHNOLOGY -- 14.3%
   Advanced Analogic Technologies *                          12,032       36,216
   ATMI *                                                       320        3,891
   Brooks Automation *                                        1,697       11,625
   eBay *                                                       320        4,886
   EDGAR Online *                                             2,294        3,418
   Fidelity National Information Services                     1,395       21,051
   Global Cash Access Holdings *                                492        1,387
   Hutchinson Technology *                                       30          205
   Intevac *                                                  1,154        8,978
   Kopin *                                                    1,100        2,552
   Maxim Integrated Products                                    905       12,308
   Measurement Specialties *                                     40          427
   MEMC Electronic Materials *                                  658       12,094
   Netscout Systems *                                           453        4,358
   PC Mall *                                                    214          959
   Polycom *                                                    455        9,560
   SAIC *                                                       238        4,396
   Seagate Technology                                           670        4,536
   Silicon Storage Technology *                               1,239        3,903
   SM&A *                                                       644        3,542
   Ultra Clean Holdings *                                     6,303       19,035
   Varian Semiconductor Equipment Associates *                  200        3,924
   Virage Logic *                                             4,717       21,321
                                                                      ----------
                                                                         194,572
                                                                      ----------
MATERIALS -- 7.3%
   Agnico-Eagle Mines                                            41        1,134
   Agrium                                                       180        6,836
   Barrick Gold                                                 121        2,749
   Corriente Resources, Cl A *                                1,588        3,811
   Flotek Industries *                                        1,827        9,044

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                             SHARES      VALUE
                                                            -------   ----------
MATERIALS -- CONTINUED
   Gold Fields ADR                                              182   $    1,210
   Haynes International *                                        60        1,519
   Kaiser Aluminum                                              363       12,182
   Kinross Gold                                                 261        2,722
   Lundin Mining *                                           11,799       15,339
   Minefinders *                                                268        1,300
   Nyrstar                                                      150          463
   Reliance Steel & Aluminum                                  1,120       28,045
   Royal Gold                                                   193        5,564
   Schnitzer Steel Industries, Cl A                             160        4,309
   Strategic Resource Acquisition *                             250            2
   Yamana Gold                                                  548        2,537
                                                                      ----------
                                                                          98,766
                                                                      ----------
UTILITIES -- 1.5%
   Constellation Energy Group                                   440       10,652
   Mirant *                                                     586       10,267
                                                                      ----------
                                                                          20,919
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $1,787,766)                                                1,234,724
                                                                      ----------
EXCHANGE TRADED FUNDS -- 1.7%
   BlackRock Floating Rate Income Strategies Fund, Inc.       1,220       13,237
   Eaton Vance Senior Floating-Rate Trust                     1,040        9,859
                                                                      ----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $22,676)                                                      23,096
                                                                      ----------

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENT -- 8.9%

                                                             SHARES     VALUE
                                                            -------   ----------
CASH EQUIVALENT (A) -- 8.9%
   Fidelity Institutional Money Market Fund,
      Money Market Portfolio, Cl I, 3.140%
      (Cost $121,396)                                       121,396   $  121,396
                                                                      ----------
   TOTAL INVESTMENTS -- 101.2%
      (Cost $1,931,838) +                                             $1,379,216
                                                                      ==========


PERCENTAGES ARE BASED ON NET ASSETS OF $1,362,535.

*    NON-INCOME PRODUCING SECURITY.

(A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

ADR  -- AMERICAN DEPOSITARY RECEIPT

CL   -- CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,931,838, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $27,594 AND $(580,216), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at October 31, 2008:

                              Level 1   Level 2  Level 3     Total
                            ----------  -------  -------  -----------
Investments in Securities   $1,379,216    $--      $--    $1,379,216

GRT-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


By (Signature and Title)       /s/ Michael Lawson
                               --------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date:    December 22, 2008